Management Statement And Basis Of Presentation Of The Financial Statements - Summary of Reconciliation of Equity (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of Equity [Abstract]
Capital stock	R$ 1,485,436	R$ 427,073
Statutory reserve	206,592
Difference in adjustment in capital	236,476
Surplus on issue/sale of shares (b)	R$ 708,760